Related Party Transactions - Transactions with Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Transactions with related parties
Consulting fees	$ 6,696	$ 5,364
Marketing fees	3,784	2,210
Total	10,480	7,574
Balance receivable (payable)
Consulting fees	0	(24)
Marketing fees	0	(1,976)
Balance receivable (payable)	0	2,998
Accounts receivable from associates
Balance receivable (payable)
Amounts receivable from related parties	0	1,554
Loan receivable from a joint arrangement
Balance receivable (payable)
Amounts receivable from related parties	$ 0	$ 3,444